COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 09, 2024	Mar. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Shares issued in settlement of obligations (in shares)	2,201,010
Obligations Settled In Shares	$ 5,448,933
Affiliate Of Sponsor [Member] | Qvent, LLC
COMMITMENTS AND CONTINGENCIES
Shares issued in settlement of obligations (in shares)	2,000,000
Obligations Settled In Shares	$ 4,577,569
AtlasClear
COMMITMENTS AND CONTINGENCIES
Consideration amount (in Dollars)			$ 75,400,000
Purchase price (in Dollars per share)			$ 10
Quantum Ventures LLC
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 3,300,000
Chardan Note
COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Number of years up to which the converted amount is to be held for payment of interest	3 years	3 years
Aggregate principal amount	$ 4,150,000